Note Payable - ST. George Investments LLC (Details) - Interest Free Convertible Promissory Note [Member] - USD ($)	Nov. 16, 2016	Nov. 14, 2016
Note Payable - ST. George Investments LLC (Textual)
Principal amount		$ 185,000
Debt instrument due date		May 13, 2017
Debt conversion description		The Company's Common Stock only in the case of an Event of Default at a Conversion Price equal to 60% of the three lowest daily Volume Weighted Average Prices for the Company's Common Stock during the twenty trading days immediately preceding the Conversion.
Original issue discount		$ 30,000
Legal fees		$ 5,000
Net proceeds	$ 150,000
Interest free term		6 months